STATEMENT OF CASH FLOWS	7 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (16,134,515)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities measured with Level 3 inputs	15,340,000
Financing cost - derivative warrant liabilities	474,390
Net gain from investments held in Trust Account	(67,535)
Changes in operating assets and liabilities:
Accounts payable	5,580
Prepaid expenses	(294,916)
Accrued expenses	38,300
Franchise tax payable	114,023
Net cash used in operating activities	(524,673)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(200,000,000)
Net cash provided by investing activities	(200,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from note payable to related party	300,000
Repayment of note payable to related party	(300,000)
Advances from related party	53,947
Repayment of advances from related party	(53,947)
Proceeds received from initial public offering, gross	200,000,000
Proceeds received from private placement	6,000,000
Offering costs paid	(4,460,843)
Net cash provided by financing activities	201,564,157
Net increase in cash	1,039,484
Cash - end of the period	1,039,484
Supplemental disclosure of noncash activities:
Forfeiture of Class B common stock	75
Offering costs included in accrued expenses	85,000
Deferred underwriting commissions in connection with the initial public offering	7,000,000
Initial value of Class A common stock subject to possible redemption	176,448,260
Change in initial value of Class A common stock subject to possible redemption	$ (15,609,230)